General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2026
General And Administrative Expenses [Line Items]
General and administrative expenses
General and administrative expenses
Year-to-date
USD m 30.6.26 30.6.25
Outsourcing costs 536 760
Technology costs 1,080 1,166
Consulting, legal and audit fees 400 604
Real estate and logistics costs 456 523
Market data services 324 346
Marketing and communication 216 268
Travel and entertainment 160 163
Litigation, regulatory and similar matters
1
16 (298)
Other 627 781
2
Total general and administrative expenses 3,815 4,312
1 Reflects the net
increase / (decrease) in
provisions for litigation, regulatory
and similar matters recognized
in the income statement,
as well as releases
of acquisition-related contingent liabilities
measured under
IFRS 3. Refer to Note 14b
for more information.
2 Includes a USD
180
m expense related to the payment
to Swisscard for the sale of
the Credit Suisse card portfolios to
UBS. Refer to “Note 28 Changes in organization
and acquisitions and disposals of subsidiaries and businesses” in the “Consolidated financial statements” section of the UBS Group Annual Report 2025 for more information.